Stock-based Compensation - Schedule of Assumptions Used in Black-Scholes Valuation Model to Estimate Fair Value of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Weighted-average risk-free interest rate	0.32%	1.79%
Expected dividend yield	0.00%	0.00%
Expected volatility	87.63%	71.84%
Expected terms	4 years 5 months 9 days	4 years 1 month 20 days